Restructuring Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Restructuring
Restructuring Charges

9.              Restructuring Charges

The Company recorded a restructuring charge of $1.3 million and $5.0 million during the three and nine months ended September 30, 2013, respectively, and $2.0 million and $10.8 million during the three and nine months ended September 30, 2012, respectively related to continuing efforts to re-align AMR’s operations and the reorganization of EmCare’s geographic regions. Payments currently under this plan are expected to be complete by March 2015. The accrued restructuring liability at September 30, 2013 of $6.5 million includes lease abandonment accruals on restructuring plans from prior years in addition to the 2012 plan outlined below.

	2012 Plan
	Lease & Other Contract Termination Costs	Severance	Total
Balance as of December 31, 2012	$6,295	$4,058	$10,353
Incurred	1,885	3,107	4,992
Paid	(5,902)	(4,064)	(9,966)
Balance as of September 30, 2013	$2,278	$3,101	$5,379

10. Restructuring